owners' equity (Tables)	12 Months Ended
Dec. 31, 2021
owners' equity
Schedule of authorized share capital

As at December 31	2021		2020
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Schedule of changes in ownership interest

	Effects of initial public offering and secondary
	offering on recorded amounts of owners’ equity
	Net cash	Income
Year ended December 31, 2021 (millions)	proceeds	taxes	Net	Other	Total
Initial public offering of subordinate voting shares by TELUS International (Cda) Inc.	$630	$(10)	$640
Secondary offering of TELUS International (Cda) Inc. subordinate voting shares by TELUS Corporation	197	4	193
	$827	$(6)	$833
Contributed surplus			$440	$(10)	$430
Non-controlling interests			393	1	394
			$833	$(9)	$824

Schedule of summarized financial information of Subsidiary with significant non-controlling interest

As at, or for the years ended, December 31 (millions) [1]	2021	2020
Statement of financial position [2]
Current assets	$874	$740
Non-current assets	$3,804	$4,016
Current liabilities	$1,098	$679
Non-current liabilities	$1,475	$2,660
Statement of income and other comprehensive income
Revenue and other income	$2,754	$2,222
Net income	$99	$141
Comprehensive income	$22	$189
Statement of cash flows
Cash provided by operating activities	$347	$353
Cash used by investing activities	$(138)	$(2,511)
Cash provided by financing activities	$(252)	$2,268

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.
2	The December 31, 2020, balances have been adjusted to reflect finalization of purchase price allocations for the acquisition of Lionbridge AI in fiscal 2020, as explained further in Note 18(c).